U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI 53202

December 13, 2013

FILED VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”) File Nos. 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Financial Bull 1X Shares that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 10, 2013 and filed electronically as Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A on December 10, 2013.

If you have any questions concerning the foregoing, please contact Michael Barolsky of U.S. Bancorp Fund Services, LLC at (414) 765-5586 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Michael D. Barolsky
Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC